Financial instruments by category	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Financial instruments by category
27. Financial instruments by category
Fair value
The following table provides the carrying value and the fair value of financial instruments at December 31, 2020 and December 31, 2019:

	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets
Fair value through OCI
Marketable securities	$194	$194	$3,828	$3,828

Fair value through profit and loss
Settlement receivables	31,898	31,898	34,461	34,461
Redemption option derivative asset	7,357	7,357	5,597	5,597

Amortized cost
Cash and cash equivalents	451,962	451,962	177,742	177,742
Term deposit	59,034	59,034	3,275	3,275
Restricted cash	2,097	2,097	3,080	3,080
Other receivables and deposits	28,953	28,953	23,171	23,171
Other assets	9,511	9,511	9,386	9,386

Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	$179,372	$179,372	$139,104	$139,104
Debt, excluding derivative asset	508,489	543,833	485,329	524,132

Fair values are determined directly by reference to published price quotations in an active market, when available, or by using a valuation technique that uses inputs observed from relevant markets.
The three levels of the fair value hierarchy are described below:
•Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•Level 2 – Inputs that are observable, either directly or indirectly, but do not qualify as Level 1 inputs (i.e., quoted prices for similar assets or liabilities).
•Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
Assets measured at fair value as at December 31, 2020 include marketable securities of $194 (2019 – $3,828), comprised of publicly-traded equity investments classified as fair value through other comprehensive income, settlement receivables of $31,898 (2019 - $34,361) arising from provisional pricing in contracts for the sale of metals in concentrate classified as fair value through profit and loss, and a derivative asset of $7,357 (December 31, 2019 – $5,597), related to the redemption options associated with the senior secured notes classified as fair value through profit and loss. Changes in the fair value of settlement receivables are recorded in revenue and changes in the fair value of the redemption option derivative asset are recorded in finance costs. Valuation of the contingent consideration on the acquisition of interest in Hellas is measured at fair value, with any changes in fair value recorded in profit or loss. No other liabilities are measured at fair value on a recurring basis as at December 31, 2020.
27. Financial instruments by category (continued)
The fair value of financial instruments traded in active markets is based on quoted market prices at the date of the statement of financial position. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the group is the current bid price. The Company's marketable securities are included in Level 1. Instruments included in Level 2 comprise settlement receivables, the redemption option derivative asset and the fair market value of the Company's senior secured notes (Note 15a). The fair value of settlement receivables is determined based on forward metal prices for the quotational period; the fair value of the Company's redemption option derivative asset is based on models using observable interest rate inputs and the fair value of the Company's senior secured notes is based on observable prices in inactive markets. The fair value of the term loan of $133,333 and the fair value of the revolving credit facility approximates the carrying value both based on current market rates of interest and the Company's credit risk premium, and represent Level 2 fair value measurements. The fair value measurement of contingent consideration related to the acquisition of the minority interest in Hellas Gold (Note 10) is categorized as a Level 3 fair value. For all other financial instruments, carrying amounts approximate fair value.